Northwestern Mutual Series Fund, Inc.

Supplement Dated February 11, 2009 to the

Prospectus Dated April 30, 2008

This Supplement revises certain information contained in the Prospectus for the Northwestern Mutual Series Fund, Inc. (the “Fund”) dated April 30, 2008, a copy of which you have already received, as supplemented to date (the “Prospectus”). You should read this Supplement together with the Prospectus. Please retain this Supplement for future reference.

Mid Cap Value Portfolio

Effective February 23, 2009, American Century Investment Management, Inc. (“American Century”) will replace AllianceBernstein L.P. as the sub-adviser for the Fund’s Mid Cap Value Portfolio. American Century will provide investment sub-advisory services for the Portfolio pursuant to an Investment Sub-Advisory Agreement approved by the Fund’s Board of Directors on November 4, 2008. In approving the Investment Sub-Advisory Agreement, the Fund relied on an Exemptive Order issued by the Securities and Exchange Commission that permits the Fund and its adviser to engage or terminate a sub-adviser at any time without shareholder approval so long as, among other conditions, shareholders are provided notice of the change.

As a result of the change in sub-adviser, certain sections of the Prospectus shall be amended effective February 23, 2009, as follows:

The second, third and fifth paragraphs of the “Objective and Strategy” section of the Portfolio Summary with respect to the Mid Cap Value Portfolio shall be amended to read as follows:

“Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in equity securities of mid-sized companies. The Portfolio invests primarily in a diversified portfolio of equity securities of mid-sized companies that are determined by Portfolio’s Adviser to be undervalued. At the time of investment, companies purchased typically will fall within the capitalization range of the Russell 3000® Index, excluding the largest 100 such companies ($7.4 million to $18.6 billion as of December 31, 2008). The Adviser intends to manage the Portfolio so that its weighted capitalization falls within the capitalization range of the members of the Russell Midcap® Index ($24.1 million to $14.9 billion as of December 31, 2008).

In managing the Portfolio, the Adviser uses its own fundamental value approach. In selecting securities for the Portfolio, the Adviser attempts to identify companies whose long-term earnings, cash flows and/or assets are not reflected in the current market price of their securities and hold each security until it has returned to favor in the market and the price has increased to, or is higher than a level the Adviser believes more accurately reflects the fair value of the company. The Adviser also may consider whether the companies’ securities have a favorable income-paying history and whether income payments are expected to continue or increase.

The Adviser may sell a stock from the Portfolio if it believes the stock no longer meets established valuation criteria, the stock’s risk parameters outweigh its return opportunity, specific events alter a stock’s prospects or more attractive alternatives are identified. In seeking to achieve its investment objective, the Adviser may sell stocks from the Portfolio without regard to the length of time a security has been held.”

In addition, the following bullet points are added to the “Principal Risks” section of the Portfolio Summary with respect to such Portfolio:

•	High Portfolio Turnover Risk
•	Preferred Stock Risk

Finally, the following text replaces the information set forth under the “Mid Cap Value Portfolio” paragraph of the “Portfolio Managers” sub-section of the section titled, “THE INVESTMENT ADVISER AND SUB-ADVISERS:”

“American Century Investments uses teams of portfolio managers and analysts to manage funds. These teams are organized by broad investment categories. The individuals listed below are the portfolio managers for the Portfolio. As such, they are ultimately responsible for the day to day management of the Portfolio, which includes security selection and portfolio construction, as well as compliance with stated investment objectives. Other members of the investment team provide research and analytical support, but generally do not make day-to-day investment decisions for the Portfolio.

Phillip N. Davidson, Chief Investment Officer Value Equity, Senior Vice President and Senior Portfolio Manager, is a member of the team that manages the Mid Cap Value Portfolio. Prior to joining American Century Investments in 1993 as a portfolio manager, he spent 11 years at Boatman’s Trust Company in St. Louis and served as vice president and portfolio manager responsible for institutional value equity clients. He has a bachelor’s degree in finance and an MBA from Illinois State University. He is a CFA charterholder.

Michael Liss, Vice President and Portfolio Manager, is a member of the team that manages the Mid Cap Value Portfolio. He joined American Century Investments in 1998. He became a senior investment analyst in 2003 and then became a portfolio manager in 2004. He has a bachelor’s degree in accounting and finance from Albright College and an MBA in finance from Indiana University. He is a CFA charterholder.

Kevin Toney, Vice President and Portfolio Manager, is a member of the team that manages the Mid Cap Value Portfolio. He joined American Century Investments in 1999 as an investment analyst and became a portfolio manager in 2006. He has a bachelor’s degree from the University of Virginia and an MBA from The Wharton School at the University of Pennsylvania. He is a CFA charterholder.”

Small Cap Value Portfolio

Effective January 31, 2009, the last sentence of second paragraph of the “Objective and Strategy” section for the Portfolio Summary with respect to the Small Cap Value Portfolio is amended by deleting the phrase, “up to 15% of net assets in stocks of mid-sized companies, and,” so that the amended sentence shall read as follows:

“The Portfolio may also invest in equity securities of micro cap companies (defined as companies with stock market capitalizations less than $500 million at the time of investment).”

As a result of the amendment, the portfolio managers responsible for the Portfolio’s selection of stocks of mid-sized companies will no longer serve as portfolio managers for the Small Cap Value Portfolio. Accordingly, the Prospectus is hereby amended by replacing the information currently set forth under the “Small Cap Value Portfolio” paragraph of the “Portfolio Managers” sub-section of the section titled, “THE INVESTMENT ADVISER AND SUB-ADVISERS” in its entirety, with the following information:

“The Small Cap Value Portfolio is managed by an investment advisory committee. Preston G. Athey, as committee chairman, has day-to-day responsibility for managing the Portfolio and works with the committee in developing and executing its investment program. Mr. Athey, a Vice President of T. Rowe Price, has been chairman of the Portfolio’s committee since 2001, joined T. Rowe Price in 1978 and has been managing investments since 1982.”

Inflation Protection Portfolio

Effective November 9, 2008, Seth Plunkett is no longer a portfolio manager for the Inflation Protection Portfolio.

Extension of Treasury’s Temporary Guarantee Program for Money Market Funds

The U.S Department of the Treasury (“Treasury”) has extended the Temporary Guarantee Program for Money Market Funds (“Program”) through April 30, 2009. The Money Market Portfolio is participating in the Program for this extension period and has paid a fee of 0.022% of its net assets as of September 19, 2008 in order to participate for the period from December 19, 2008 through April 30, 2009. The terms and conditions of the Program and qualifications for participation and insurance coverage under the Program remain the same as for the initial period.

The term of the Program may be further extended by the Secretary of the Treasury through September 19, 2009. If the Program is extended for an additional period, the Money Market Portfolio would have to renew its participation and pay any additional fees required to maintain coverage. The duration and terms of any such extension have not been determined, and there is no guarantee that the Program will be extended beyond April 30, 2009 or that the Money Market Portfolio will elect or be eligible to participate in the Program extension.

Neither this Supplement nor the Money Market Portfolio itself is in any manner approved, endorsed, sponsored or authorized by the U.S. Department of the Treasury.

Amendments to Investment Sub-Advisory Agreements with T. Rowe Price Associates, Inc.

Effective November 4, 2008, the Board of Directors of the Fund approved an Amended and Restated Investment Sub-Advisory Agreement between Mason Street Advisors, LLC (“Mason Street Advisors”) and T. Rowe Price Associates, Inc. (“T. Rowe Price”) with respect to the Small Cap Value Portfolio and the Equity Income Portfolio (the “Amended Agreement”). In approving the Amended Agreement, the Fund relied on an Exemptive Order issued by the Securities and Exchange Commission that permits the Fund and Mason Street Advisors to amend investment sub-advisory agreements without shareholder approval so long as, among other conditions, shareholders are provided notice of the amendment.

The Amended Agreement, which conformed the existing agreements with T. Rowe Price to Mason Street Advisors’ current form of Investment Sub-Advisory Agreement, place heightened obligations on T. Rowe Price with respect to reporting amendments to, and violations of, codes of ethics and other procedures, as well as violations of law. The Amended Agreement also includes an obligation to cooperate with the Fund’s and Mason Street Advisors’ chief compliance officers in connection with compliance matters. Finally, the Amended Agreement provides additional clarity regarding T. Rowe Price’s responsibility in connection with the performance of various operational matters. The Amended Agreement did not include any changes to fees.

Northwestern Mutual Series Fund, Inc.

Supplement Dated February 11, 2009 to the

Prospectus Dated April 30, 2008

This Supplement revises certain information contained in the Prospectus for the Northwestern Mutual Series Fund, Inc. (the “Fund”) dated April 30, 2008, a copy of which you have already received, as supplemented to date (the “Prospectus”). You should read this Supplement together with the Prospectus. Please retain this Supplement for future reference.

Mid Cap Value Portfolio

Effective February 23, 2009, American Century Investment Management, Inc. (“American Century”) will replace AllianceBernstein L.P. as the sub-adviser for the Fund’s Mid Cap Value Portfolio. American Century will provide investment sub-advisory services for the Portfolio pursuant to an Investment Sub-Advisory Agreement approved by the Fund’s Board of Directors on November 4, 2008. In approving the Investment Sub-Advisory Agreement, the Fund relied on an Exemptive Order issued by the Securities and Exchange Commission that permits the Fund and its adviser to engage or terminate a sub-adviser at any time without shareholder approval so long as, among other conditions, shareholders are provided notice of the change.

As a result of the change in sub-adviser, certain sections of the Prospectus shall be amended effective February 23, 2009, as follows:

The second, third and fifth paragraphs of the “Objective and Strategy” section of the Portfolio Summary with respect to the Mid Cap Value Portfolio shall be amended to read as follows:

“Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in equity securities of mid-sized companies. The Portfolio invests primarily in a diversified portfolio of equity securities of mid-sized companies that are determined by Portfolio’s Adviser to be undervalued. At the time of investment, companies purchased typically will fall within the capitalization range of the Russell 3000® Index, excluding the largest 100 such companies ($7.4 million to $18.6 billion as of December 31, 2008). The Adviser intends to manage the Portfolio so that its weighted capitalization falls within the capitalization range of the members of the Russell Midcap® Index ($24.1 million to $14.9 billion as of December 31, 2008).

In managing the Portfolio, the Adviser uses its own fundamental value approach. In selecting securities for the Portfolio, the Adviser attempts to identify companies whose long-term earnings, cash flows and/or assets are not reflected in the current market price of their securities and hold each security until it has returned to favor in the market and the price has increased to, or is higher than a level the Adviser believes more accurately reflects the fair value of the company. The Adviser also may consider whether the companies’ securities have a favorable income-paying history and whether income payments are expected to continue or increase.

The Adviser may sell a stock from the Portfolio if it believes the stock no longer meets established valuation criteria, the stock’s risk parameters outweigh its return opportunity, specific events alter a stock’s prospects or more attractive alternatives are identified. In seeking to achieve its investment objective, the Adviser may sell stocks from the Portfolio without regard to the length of time a security has been held.”

In addition, the following bullet points are added to the “Principal Risks” section of the Portfolio Summary with respect to such Portfolio:

•	High Portfolio Turnover Risk
•	Preferred Stock Risk

Finally, the following text replaces the information set forth under the “Mid Cap Value Portfolio” paragraph of the “Portfolio Managers” sub-section of the section titled, “THE INVESTMENT ADVISER AND SUB-ADVISERS:”

“American Century Investments uses teams of portfolio managers and analysts to manage funds. These teams are organized by broad investment categories. The individuals listed below are the portfolio managers for the Portfolio. As such, they are ultimately responsible for the day to day management of the Portfolio, which includes security selection and portfolio construction, as well as compliance with stated investment objectives. Other members of the investment team provide research and analytical support, but generally do not make day-to-day investment decisions for the Portfolio.

Phillip N. Davidson, Chief Investment Officer Value Equity, Senior Vice President and Senior Portfolio Manager, is a member of the team that manages the Mid Cap Value Portfolio. Prior to joining American Century Investments in 1993 as a portfolio manager, he spent 11 years at Boatman’s Trust Company in St. Louis and served as vice president and portfolio manager responsible for institutional value equity clients. He has a bachelor’s degree in finance and an MBA from Illinois State University. He is a CFA charterholder.

Michael Liss, Vice President and Portfolio Manager, is a member of the team that manages the Mid Cap Value Portfolio. He joined American Century Investments in 1998. He became a senior investment analyst in 2003 and then became a portfolio manager in 2004. He has a bachelor’s degree in accounting and finance from Albright College and an MBA in finance from Indiana University. He is a CFA charterholder.

Kevin Toney, Vice President and Portfolio Manager, is a member of the team that manages the Mid Cap Value Portfolio. He joined American Century Investments in 1999 as an investment analyst and became a portfolio manager in 2006. He has a bachelor’s degree from the University of Virginia and an MBA from The Wharton School at the University of Pennsylvania. He is a CFA charterholder.”

Small Cap Value Portfolio

Effective January 31, 2009, the last sentence of second paragraph of the “Objective and Strategy” section for the Portfolio Summary with respect to the Small Cap Value Portfolio is amended by deleting the phrase, “up to 15% of net assets in stocks of mid-sized companies, and,” so that the amended sentence shall read as follows:

“The Portfolio may also invest in equity securities of micro cap companies (defined as companies with stock market capitalizations less than $500 million at the time of investment).”

As a result of the amendment, the portfolio managers responsible for the Portfolio’s selection of stocks of mid-sized companies will no longer serve as portfolio managers for the Small Cap Value Portfolio. Accordingly, the Prospectus is hereby amended by replacing the information currently set forth under the “Small Cap Value Portfolio” paragraph of the “Portfolio Managers” sub-section of the section titled, “THE INVESTMENT ADVISER AND SUB-ADVISERS” in its entirety, with the following information:

“The Small Cap Value Portfolio is managed by an investment advisory committee. Preston G. Athey, as committee chairman, has day-to-day responsibility for managing the Portfolio and works with the committee in developing and executing its investment program. Mr. Athey, a Vice President of T. Rowe Price, has been chairman of the Portfolio’s committee since 2001, joined T. Rowe Price in 1978 and has been managing investments since 1982.”

Extension of Treasury’s Temporary Guarantee Program for Money Market Funds

The U.S Department of the Treasury (“Treasury”) has extended the Temporary Guarantee Program for Money Market Funds (“Program”) through April 30, 2009. The Money Market Portfolio is participating in the Program for this extension period and has paid a fee of 0.022% of its net assets as of September 19, 2008 in order to participate for the period from December 19, 2008 through April 30, 2009. The terms and conditions of the Program and qualifications for participation and insurance coverage under the Program remain the same as for the initial period.

The term of the Program may be further extended by the Secretary of the Treasury through September 19, 2009. If the Program is extended for an additional period, the Money Market Portfolio would have to renew its participation and pay any additional fees required to maintain coverage. The duration and terms of any such extension have not been determined, and there is no guarantee that the Program will be extended beyond April 30, 2009 or that the Money Market Portfolio will elect or be eligible to participate in the Program extension.

Neither this Supplement nor the Money Market Portfolio itself is in any manner approved, endorsed, sponsored or authorized by the U.S. Department of the Treasury.

Amendments to Investment Sub-Advisory Agreements with T. Rowe Price Associates, Inc.

Effective November 4, 2008, the Board of Directors of the Fund approved an Amended and Restated Investment Sub-Advisory Agreement between Mason Street Advisors, LLC (“Mason Street Advisors”) and T. Rowe Price Associates, Inc. (“T. Rowe Price”) with respect to the Small Cap Value Portfolio and the Equity Income Portfolio (the “Amended Agreement”). In approving the Amended Agreement, the Fund relied on an Exemptive Order issued by the Securities and Exchange Commission that permits the Fund and Mason Street Advisors to amend investment sub-advisory agreements without shareholder approval so long as, among other conditions, shareholders are provided notice of the amendment.

The Amended Agreement, which conformed the existing agreements with T. Rowe Price to Mason Street Advisors’ current form of Investment Sub-Advisory Agreement, place heightened obligations on T. Rowe Price with respect to reporting amendments to, and violations of, codes of ethics and other procedures, as well as violations of law. The Amended Agreement also includes an obligation to cooperate with the Fund’s and Mason Street Advisors’ chief compliance officers in connection with compliance matters. Finally, the Amended Agreement provides additional clarity regarding T. Rowe Price’s responsibility in connection with the performance of various operational matters. The Amended Agreement did not include any changes to fees.